Revenue	9 Months Ended
Sep. 30, 2022
Revenue [abstract]
Revenue	Revenue
Revenue recognised during the three and nine months ended September 30, 2022 and 2021 relates to collaboration agreements with Bristol Myers Squibb Company (“BMS”), Celgene Switzerland LLC (“Celgene”) (a company acquired by BMS subsequent to the inception of the collaboration), Bayer AG (“Bayer”), GT Apeiron (“GTA”), Sanofi S.A. (“Sanofi”) and the Group’s joint venture with RallyBio IPB, LLC (“RallyBio”), RE Ventures as well as legacy contracts operated by the Group’s Austrian subsidiary. The proportion of revenue by customer in each period is as follows:

	Three months ended September 30,		Nine months ended September 30,
	2022	2021	2022	2021
	%	%	%	%
BMS (including Celgene)	77	99	83	81
GTA	—	—	—	15
Bayer	—	—	6	—
Sanofi	18	—	8	—
Others	5	1	3	4
	100	100	100	100

	Three months ended September 30,		Nine months ended September 30,
	2022	2021	2022	2021
	£’000	£’000	£’000	£’000
Service fees	334	—	670	333
Licensing fees - opt-in payments and milestones achieved	—	14,437	—	17,786
Licensing fees - upfront payments and research funding (including term extension payments)	5,964	3,207	19,740	5,100
Total Revenue	6,298	17,644	20,410	23,219
4.Revenue (continued)

Revenue is recognised upon the satisfaction of performance obligations, which occurs when control of the goods or services transfers to the customer. All licensing revenues during the three and nine months ended September 30, 2022 and 2021 relate to obligations discharged over time, and input methods are utilised in order to estimate the extent to which the performance obligations have been satisfied at the end of the reporting period based upon costs incurred, which can be internal or third party in nature.

For obligations discharged over time the Group recognises revenue equal to recoverable costs incurred for new collaborations from their inception until such time as the collaboration is sufficiently progressed such that the Group can reliably estimate the level of profit that will be achieved from delivery of the related performance obligations. Where collaborations include significant variable consideration which is constrained at the inception of the arrangement this can lead to gross losses being recognised during the early stages of a contract. Service fees during the three and nine months ended September 30, 2022 relate to revenues generated from legacy contracts held by Exscientia GmbH, in relation to which revenue is recognised at a point in time; with service fees for the three and nine months ended September 30, 2021 relating to obligations discharged over time.

On March 11, 2022, BMS extended its first collaboration arrangement with the Group by six months in order to generate additional data including the use of translational capabilities for key targets under the collaboration using the Group’s precision medicine platform, in relation to which the Group received a cash payment of $5,000,000. The term extension payment has been treated as an addition to the transaction price relating to the collaboration’s partially unsatisfied performance obligations relating to the design and development of candidates for collaboration targets, with a cumulative recognition of revenue at that date based upon the progress towards satisfaction of the related performance obligations in accordance with paragraph 21b of IFRS 15. The remaining element of the transaction price will be recognised as revenue as the performance obligations are satisfied.

On May 30, 2022, the Group ended its pre-existing collaboration arrangement with Bayer AG. Upon ending the agreement all remaining performance obligations pertaining to the contract were deemed to be fully discharged, resulting in the recognition of revenues totalling £1,153,000 at that point.

During the nine months ended September 30, 2021, £14,437,000 was recognised in relation to a candidate opt-in milestone achieved in respect of the Group’s collaboration with Celgene, in addition to £3,349,000 recognised as revenue in relation to a candidate selection milestone achieved in respect of the Group’s collaboration with GTA.

No changes to estimated total projected external costs were noted during the three and nine months ended September 30, 2022 that had a significant impact on revenues recognised during the period. During the three and nine month period to September 30, 2021, the Group reassessed its estimate of total projected external costs to be incurred over the course of its collaboration with Celgene. As a result of changes in the competitive landscape during the period and additional estimated costs relating to the design and profiling of additional candidate compounds to further support the Group’s patent applications, the Group’s expectations of total project external costs at September 30, 2021 was 31% higher than at December 31, 2020.

The Group has assessed its significant collaboration arrangements with commercial partners and determined that no provision for future operating losses is required as at September 30, 2022 taking into account expected future cash inflows and remaining contract liabilities amounts for each collaboration relative to the remaining unavoidable costs of meeting the contracts’ obligations in each instance.